Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of geographical areas [abstract]
Schedule of Carrying Amount Non-current Assets by Geographic Area

	Switzerland		Others		Total
	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
Intangible assets	13,292	13,292	-	-	13,292	13,292
Property and equipment	156	200	378	185	534	385
Right-of-use assets	541	699	1,922	604	2,463	1,303
Total	13,989	14,191	2,300	789	16,289	14,980